RETIREMENT BENEFIT PLANS (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Employee Benefits [Abstract]
Plan assets	$ 833	$ 686
Less accrued benefit obligation	(1,164)	(851)
Accrued benefit liability	$ (331)	$ (165)